UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: International Equity Fund
(Institutional Class and Class L)
Semi-Annual Report
October 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of October 31, 2019 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	23.81%
Financial	21.81
Consumer, Cyclical	15.00
Industrial	12.36
Basic Materials	7.17
Communications	6.31
Energy	5.46
Technology	4.62
Utilities	3.15
Diversified	0.31
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/19)	(10/31/19)	(05/01/19 – 10/31/19)
Institutional Class
Actual	$1,000.00	$1,027.40	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.31
Class L
Actual	$1,000.00	$1,024.00	$6.38
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.36
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class and 1.25% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.99%
1,783	Air Liquide SA	$ 237,070
300	Air Water Inc	5,616
844	Akzo Nobel NV	77,811
9,881	Alumina Ltd	15,425
20,351	Anglo American PLC	523,724
1,639	Antofagasta PLC	18,455
2,463	ArcelorMittal	36,622
2,253	Arkema SA	230,567
5,100	Asahi Kasei Corp	56,617
3,468	BASF SE(a)	263,635
11,118	BHP Group Ltd	272,530
8,009	BHP Group PLC	169,855
19,410	BlueScope Steel Ltd	177,683
6,566	Boliden AB(a)	177,068
574	Brenntag AG	28,769
708	Clariant AG	14,523
5,606	Covestro AG(b)	269,211
460	Croda International PLC	28,688
800	Daicel Corp	7,152
30	EMS-Chemie Holding AG	18,795
4,678	Evonik Industries AG	123,284
1,992	Evraz PLC	9,503
4,890	Fortescue Metals Group Ltd	29,930
636	Fresnillo PLC	5,874
35	Givaudan SA	102,828
41,313	Glencore PLC	124,672
500	Hitachi Chemical Co Ltd	16,460
600	Hitachi Metals Ltd	7,530
7,197	Incitec Pivot Ltd	17,125
3,247	Israel Chemicals Ltd	14,433
10,500	JFE Holdings Inc	131,330
705	Johnson Matthey PLC	27,998
600	JSR Corp	11,264
4,800	Kaneka Corp	159,785
700	Kansai Paint Co Ltd	16,859
45,000	Kingboard Holdings Ltd	119,921
900	Kobe Steel Ltd	4,839
3,883	Koninklijke DSM NV	460,866
1,100	Kuraray Co Ltd	13,087
357	LANXESS AG	23,198
29,800	Mitsubishi Chemical Holdings Corp	227,112
13,100	Mitsubishi Gas Chemical Co Inc	184,801
300	Mitsubishi Materials Corp	8,627
12,800	Mitsui Chemicals Inc	304,403
1,869	Mondi PLC	38,740
2,844	Newcrest Mining Ltd	62,080
600	Nippon Paint Holdings Co Ltd	32,676
3,200	Nippon Steel Corp	46,706
500	Nissan Chemical Corp	20,529
600	Nitto Denko Corp	33,195
6,133	Norsk Hydro ASA	21,671
785	Novozymes A/S Class B	37,005
3,200	Oji Holdings Corp	16,545
6,108	Rio Tinto Ltd	381,952
4,291	Rio Tinto PLC	223,370
Shares		Fair Value
Basic Materials — (continued)
1,400	Shin-Etsu Chemical Co Ltd	$ 156,102
500	Showa Denko KK	14,028
866	Smurfit Kappa Group PLC	28,922
263	Solvay SA	28,595
18,728	South32 Ltd	32,773
2,019	Stora Enso OYJ Class R	26,230
43,600	Sumitomo Chemical Co Ltd	199,443
900	Sumitomo Metal Mining Co Ltd	30,105
4,023	Symrise AG	386,638
400	Taiyo Nippon Sanso Corp(a)	9,364
1,463	thyssenkrupp AG	20,863
5,200	Toray Industries Inc	36,749
1,100	Tosoh Corp	15,062
9,249	Umicore SA	381,799
1,958	UPM-Kymmene OYJ	63,771
493	voestalpine AG	12,371
644	Yara International ASA	25,088
		7,157,917
Communications — 6.15%
153	1&1 Drillisch AG(a)	4,098
75,000	Ascential PLC	339,634
3,774	Auto Trader Group PLC(b)	27,489
192	Axel Springer SE(a)	13,384
3,996	Bollore SA(a)	17,312
151,962	BT Group PLC	403,188
10,400	CyberAgent Inc(a)	338,016
399	Delivery Hero SE(a)(b)	18,722
900	Dentsu Inc	32,175
12,551	Deutsche Telekom AG(a)	220,842
575	Elisa OYJ	31,404
653	Eutelsat Communications SA	12,387
900	Hakuhodo DY Holdings Inc	13,430
100	Hikari Tsushin Inc(a)	21,920
16,000	HKT Trust & HKT Ltd	24,891
108	Iliad SA	11,193
4,714	Informa PLC	47,370
13,519	ITV PLC	23,444
214	JCDecaux SA	5,850
400	Kakaku.com Inc	9,288
21,000	KDDI Corp	581,094
14,295	Koninklijke KPN NV	44,377
200	LINE Corp(a)	7,357
1,700	M3 Inc(a)	40,738
600	MercadoLibre Inc(a)	312,912
130	Mercari Inc(a)	2,931
278	Millicom International Cellular SA SDR	12,674
500	MonotaRO Co Ltd	15,105
234	Nice Ltd(a)	36,911
14,000	Nippon Telegraph & Telephone Corp	695,001
21,836	Nokia OYJ(a)	80,160
5,000	NTT DOCOMO Inc	137,076
18,118	Orange SA	291,600
12,000	PCCW Ltd	7,127
2,711	Pearson PLC	23,936

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
Communications — (continued)
1,872	Prosus NV(a)	$ 129,091
657	Proximus SADP	20,190
827	Publicis Groupe SA	35,593
3,300	Rakuten Inc	31,460
111	RTL Group SA(a)	5,640
282	Schibsted ASA Class B	7,868
1,358	SEEK Ltd	21,253
1,282	SES SA	24,851
900	Shopify Inc Class A(a)	282,213
5,300	Singapore Press Holdings Ltd(a)	8,625
31,800	Singapore Telecommunications Ltd	77,005
6,300	Softbank Corp	86,419
6,300	SoftBank Group Corp	242,338
7,076	Spark New Zealand Ltd	20,299
95	Swisscom AG	48,592
1,930	Tele2 AB Class B	27,628
34,758	Telecom Italia SpA(a)	20,344
17,721	Telecom Italia SpA	10,257
11,549	Telefonaktiebolaget LM Ericsson Class B	100,924
3,464	Telefonica Deutschland Holding AG	10,991
39,405	Telefonica SA	302,602
152	Telenet Group Holding NV(a)	7,468
2,730	Telenor ASA	51,094
21,900	Television Francaise 1	183,780
9,931	Telia Co AB	43,686
15,358	Telstra Corp Ltd	36,989
1,067	TPG Telecom Ltd	4,809
500	Trend Micro Inc	25,237
455	United Internet AG	13,736
3,500	Vivendi SA	97,467
101,036	Vodafone Group PLC	206,161
184	Wix.com Ltd(a)	22,461
1,060	Wolters Kluwer NV(a)	78,072
4,906	WPP PLC	61,212
10,700	Z Holdings Corp	32,942
800	ZOZO Inc	18,634
		6,302,967
Consumer, Cyclical — 13.84%
100	ABC-Mart Inc(a)	6,857
802	Accor SA	34,497
681	adidas AG	210,273
4,800	Aisin Seiki Co Ltd	191,567
400	ANA Holdings Inc	13,735
2,600	Aptiv PLC	232,830
2,258	Aristocrat Leisure Ltd	49,236
800	Bandai Namco Holdings Inc	49,191
24,253	Barratt Developments PLC	198,274
6,164	Bayerische Motoren Werke AG	472,007
4,900	Bellway PLC	200,491
448	Berkeley Group Holdings PLC	25,530
130,000	boohoo Group PLC(a)	444,222
2,200	Bridgestone Corp	91,410
1,287	Bunzl PLC	33,464
Shares		Fair Value
Consumer, Cyclical — (continued)
1,574	Burberry Group PLC	$ 41,717
595	Carnival PLC	23,802
1,981	Cie Financiere Richemont SA	155,669
2,136	Cie Generale des Etablissements Michelin SCA	260,074
1,700	City Developments Ltd	13,463
5,999	Compass Group PLC	159,641
424	Continental AG	56,791
853	Crown Resorts Ltd	7,328
7,361	Daimler AG	430,271
2,000	Daiwa House Industry Co Ltd	68,850
2,200	Daiwabo Holdings Co Ltd(a)	96,131
1,700	Denso Corp	78,931
7,573	Deutsche Lufthansa AG	131,189
124,600	Dixons Carphone PLC	211,811
162	Dufry AG	14,090
457	easyJet PLC(a)	7,328
6,427	Electrolux AB Series B	168,974
1,000	FamilyMart Co Ltd	24,806
200	Fast Retailing Co Ltd	123,338
2,676	Faurecia SE	124,884
5,850	Ferguson PLC	499,401
460	Ferrari NV	73,672
4,175	Fiat Chrysler Automobiles NV	64,791
160	Flight Centre Travel Group Ltd	4,700
302	Flutter Entertainment PLC	31,196
9,000	Galaxy Entertainment Group Ltd	61,971
23,084	Genting Singapore Ltd	15,926
2,173	GVC Holdings PLC	25,064
36,160	Harvey Norman Holdings Ltd	102,026
2,970	Hennes & Mauritz AB Class B	62,250
117	Hermes International	84,281
600	Hino Motors Ltd	5,673
14,900	Honda Motor Co Ltd	403,105
200	Hoshizaki Corp	17,000
153	Hugo Boss AG	6,451
400	Iida Group Holdings Co Ltd	6,663
12,500	Inchcape PLC	104,426
4,098	Industria de Diseno Textil SA	127,697
687	InterContinental Hotels Group PLC	41,569
39,400	International Consolidated Airlines Group SA	233,428
1,300	Isetan Mitsukoshi Holdings Ltd	10,368
1,900	Isuzu Motors Ltd	22,078
22,000	ITOCHU Corp	459,973
700	J Front Retailing Co Ltd	8,901
4,800	Japan Airlines Co Ltd	149,578
300	Jardine Cycle & Carriage Ltd	7,213
12,700	JTEKT Corp	161,981
3,300	Kaufman & Broad SA(a)	125,893
288	Kering SA	163,871
91,104	Kingfisher PLC	244,279
4,800	Kohnan Shoji Co Ltd(a)	111,468
400	Koito Manufacturing Co Ltd	20,925
200	Lawson Inc	11,033

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
1,049	LVMH Moet Hennessy Louis Vuitton SE	$ 447,982
7,087	Marks & Spencer Group PLC	16,691
32,000	Marubeni Corp	225,219
700	Marui Group Co Ltd	15,561
2,600	Mazda Motor Corp	23,869
200	McDonald's Holdings Co Japan Ltd	10,039
700	Melco Resorts & Entertainment Ltd ADR	15,078
2,716	Merlin Entertainments PLC(b)	15,998
5,200	Mitsubishi Corp	132,259
2,400	Mitsubishi Motors Corp	10,958
6,300	Mitsui & Co Ltd	108,196
689	Moncler SpA	26,588
549	Next PLC	46,808
800	NGK Insulators Ltd	12,290
500	NGK Spark Plug Co Ltd	10,137
400	Nintendo Co Ltd	146,715
8,800	Nissan Motor Co Ltd	55,533
300	Nitori Holdings Co Ltd	45,663
492	Nokian Renkaat OYJ	14,061
800	Oriental Land Co Ltd	117,281
1,600	Pan Pacific International Holdings Corp	25,186
8,700	Panasonic Corp	73,118
397	Pandora A/S	19,535
1,212	Persimmon PLC	35,734
9,821	Peugeot SA	248,728
1,677	Pirelli & C SpA(b)	9,695
340	Puma SE	25,577
62,800	Qantas Airways Ltd	277,773
25,200	Redrow PLC	196,129
2,323	Renault SA	118,610
1,500	Rheinmetall AG	180,910
1,000	Ryohin Keikaku Co Ltd	22,262
9,600	Sands China Ltd	47,286
100	Sankyo Co Ltd	3,500
80	SEB SA	12,156
500	Sega Sammy Holdings Inc	7,037
1,500	Sekisui Chemical Co Ltd	26,154
2,500	Sekisui House Ltd	53,911
4,000	Shangri-La Asia Ltd	4,106
700	Sharp Corp	8,030
100	Shimamura Co Ltd	8,470
300	Shimano Inc	49,935
13,500	Showa Corp	282,078
1,700	Singapore Airlines Ltd	11,750
6,000	SJM Holdings Ltd	6,409
335	Sodexo SA	36,839
4,800	Sony Corp	292,172
500	Stanley Electric Co Ltd	13,837
2,300	Subaru Corp	65,912
13,500	Sumitomo Corp	219,272
3,000	Sumitomo Electric Industries Ltd(a)	41,141
500	Sumitomo Rubber Industries Ltd	6,627
200	Sundrug Co Ltd	6,618
Shares		Fair Value
Consumer, Cyclical — (continued)
1,300	Suzuki Motor Corp	$ 61,378
344	Swatch Group AG	43,958
8,970	Tabcorp Holdings Ltd	29,723
12,221	Taylor Wimpey PLC	26,203
10,900	Teijin Ltd	218,418
500	Toho Co Ltd	20,193
300	Toyoda Gosei Co Ltd	7,018
600	Toyota Industries Corp	36,002
8,600	Toyota Motor Corp	596,676
900	Toyota Tsusho Corp	31,049
100	Tsuruha Holdings Inc	11,249
1,632	TUI AG	21,340
1,100	USS Co Ltd	21,305
901	Valeo SA	33,554
135	Volkswagen AG	25,520
28,457	Volvo AB Class B	426,450
200	Welcia Holdings Co Ltd	11,492
4,289	Wesfarmers Ltd	117,840
492	Whitbread PLC	25,891
5,200	Wynn Macau Ltd	11,284
2,600	Yamada Denki Co Ltd	12,567
600	Yamaha Corp	27,942
9,800	Yamaha Motor Co Ltd	191,815
5,000	Yokohama Rubber Co Ltd	111,676
64,500	Yue Yuen Industrial Holdings Ltd	181,773
499	Zalando SE(a)(b)	21,635
		14,178,897
Consumer, Non-Cyclical — 23.16%
3,012	a2 Milk Co Ltd(a)	25,007
4,397	Adecco Group AG	261,385
442	Adyen NV(a)(b)	311,175
2,500	Aeon Co Ltd	50,301
1,700	Ajinomoto Co Inc	32,321
1,565	Alcon Inc(a)	92,551
600	Alfresa Holdings Corp	13,397
1,650	Amadeus IT Group SA	122,064
2,874	Anheuser-Busch InBev SA	231,982
5,000	Arcs Co Ltd(a)	100,334
1,400	Asahi Group Holdings Ltd	70,108
800	Asahi Intecc Co Ltd	22,012
1,867	Ashtead Group PLC	56,818
1,357	Associated British Foods PLC	39,152
19,900	Astellas Pharma Inc	341,538
4,944	AstraZeneca PLC	482,062
1,894	Atlantia SpA	46,793
8,300	Austevoll Seafood ASA	83,814
27,500	Babcock International Group PLC	197,440
6	Barry Callebaut AG	12,680
3,522	Bayer AG	273,223
367	Beiersdorf AG	43,449
100	BeiGene Ltd ADR(a)	13,834
200	Benesse Holdings Inc(a)	5,354
164	BioMerieux	13,429
5,846	Brambles Ltd	48,329

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,059	British American Tobacco PLC	$ 491,636
4,900	Budweiser Brewing Co APAC Ltd(a)(b)	17,915
1,077	Bureau Veritas SA	27,535
400	Calbee Inc	13,370
165	Carl Zeiss Meditec AG	17,986
405	Carlsberg A/S Class B	57,034
2,402	Carrefour SA	40,895
159	Casino Guichard Perrachon SA	8,578
7	Chocoladefabriken Lindt & Spruengli AG	52,012
417	Chr Hansen Holding A/S	32,015
800	Chugai Pharmaceutical Co Ltd	67,325
1,951	Coca-Cola Amatil Ltd	13,691
100	Coca-Cola Bottlers Japan Holdings Inc	2,270
891	Coca-Cola European Partners PLC	47,677
768	Coca-Cola HBC AG	23,375
2,917	Cochlear Ltd	425,562
4,295	Coles Group Ltd	44,448
447	Coloplast A/S Class B	53,817
240	Colruyt SA	13,341
4,313	CSL Ltd	760,626
1,000	Dai Nippon Printing Co Ltd	26,709
2,100	Daiichi Sankyo Co Ltd	138,083
1,000	Dairy Farm International Holdings Ltd	5,930
2,331	Danone SA	193,103
2,373	Davide Campari-Milano SpA	21,766
414	Demant A/S(a)	10,936
8,931	Diageo PLC	365,498
939	Edenred	49,493
1,000	Eisai Co Ltd	72,389
1,071	EssilorLuxottica SA	163,536
2,390	Essity AB Class B	74,665
44	Eurofins Scientific SE	22,308
14,524	Experian PLC	457,628
10,000	Fevertree Drinks PLC	240,897
2,336	Fisher & Paykel Healthcare Corp Ltd	28,651
823	Fresenius Medical Care AG & Co KGaA	59,404
1,546	Fresenius SE & Co KGaA	81,405
5,240	G4S PLC	14,047
252	Genmab A/S(a)	55,061
46,374	GlaxoSmithKline PLC	1,062,077
200	GMO Payment Gateway Inc	14,740
10,000	GN Store Nord A/S	439,930
1,099	Grifols SA	35,454
201	H Lundbeck A/S	6,868
424	Heineken Holding NV	40,456
978	Heineken NV	99,873
442	Henkel AG & Co KGaA	42,528
13,000	Hikma Pharmaceuticals PLC	338,389
200	Hisamitsu Pharmaceutical Co Inc	9,308
321	ICA Gruppen AB	14,205
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,864	Imperial Brands PLC	$ 304,078
64,500	Inghams Group Ltd	138,089
632	Intertek Group PLC	43,804
134	Ipsen SA	14,283
614	ISS A/S	16,075
62,591	J Sainsbury PLC	164,864
4,600	Japan Tobacco Inc	103,972
800	Jardine Strategic Holdings Ltd	25,528
989	Jeronimo Martins SGPS SA	16,619
1,900	Kao Corp	152,758
604	Kerry Group PLC Class A	73,023
19,000	Keywords Studios PLC	273,545
600	Kikkoman Corp	28,862
3,100	Kirin Holdings Co Ltd	65,765
200	Kobayashi Pharmaceutical Co Ltd	15,992
24,879	Koninklijke Ahold Delhaize NV	619,986
3,510	Koninklijke Philips NV(a)	153,998
100	Kose Corp	17,729
900	Kyowa Kirin Co Ltd	16,560
15,300	Leroy Seafood Group ASA	102,778
900	Lion Corp	18,835
5,200	LivaNova PLC(a)	367,796
284	Lonza Group AG	102,363
950	L'Oreal SA	277,459
800	Medipal Holdings Corp	18,278
400	MEIJI Holdings Co Ltd	28,831
444	Merck KGaA	52,954
102,400	Metcash Ltd	199,057
9,022	METRO AG	147,324
900	Mitsubishi Tanabe Pharma Corp	10,771
1,748	Mowi ASA	42,672
11,548	Nestle SA	1,235,421
300	NH Foods Ltd	12,605
900	Nisshin Seifun Group Inc(a)	17,842
300	Nissin Foods Holdings Co Ltd	22,661
305	NMC Health PLC	8,642
8,100	Novartis AG	707,740
6,711	Novo Nordisk A/S Class B	369,029
1,626	Ocado Group PLC(a)	28,016
4,400	Olympus Corp	59,868
1,600	Ono Pharmaceutical Co Ltd	30,139
18,000	Origin Enterprises PLC	94,354
422	Orion OYJ Class B	18,722
3,076	Orkla ASA	29,566
1,500	Otsuka Holdings Co Ltd	62,535
300	Park24 Co Ltd	7,085
400	PeptiDream Inc(a)	20,077
802	Pernod Ricard SA	148,156
600	Persol Holdings Co Ltd	11,525
500	Pigeon Corp	24,409
300	Pola Orbis Holdings Inc	6,770
4,500	Prima Meat Packers Ltd(a)	111,203
957	QIAGEN NV(a)	28,786
682	Ramsay Health Care Ltd	32,225
2,862	Randstad NV	158,832
2,668	Reckitt Benckiser Group PLC	206,420

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
431	Recordati SpA	$ 18,112
5,200	Recruit Holdings Co Ltd	172,817
7,364	RELX PLC	177,244
92	Remy Cointreau SA	12,312
5,683	Rentokil Initial PLC	33,438
5,648	Roche Holding AG	1,699,799
920	Ryman Healthcare Ltd(a)	7,604
9,437	Sanofi	869,970
21,400	Santen Pharmaceutical Co Ltd	379,065
107	Sartorius Stedim Biotech	16,030
16,300	Scandinavian Tobacco Group A/S(b)	192,593
800	Secom Co Ltd	74,131
1,197	Securitas AB Class B	19,167
2,900	Seven & i Holdings Co Ltd	109,563
22	SGS SA	57,378
60,500	Shenzhen International Holdings Ltd	122,998
900	Shimadzu Corp	24,035
1,000	Shionogi & Co Ltd	60,023
1,500	Shiseido Co Ltd	123,672
542	Siemens Healthineers AG(b)	23,028
3,297	Smith & Nephew PLC	70,754
74	Societe BIC SA	5,138
100	Sohgo Security Services Co Ltd(a)	5,432
1,825	Sonic Healthcare Ltd	35,943
218	Sonova Holding AG	50,026
41	Straumann Holding AG	36,633
600	Sumitomo Dainippon Pharma Co Ltd	10,472
600	Suntory Beverage & Food Ltd	25,650
300	Suzuken Co Ltd	16,018
645	Swedish Match AB	30,301
600	Sysmex Corp	39,149
200	Taisho Pharmaceutical Holdings Co Ltd	14,235
5,675	Takeda Pharmaceutical Co Ltd	205,055
10,000	TAL Education Group ADR(a)	428,100
19,400	Tate & Lyle PLC	169,163
2,300	Terumo Corp	75,064
71,678	Tesco PLC	218,709
4,307	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	35,102
1,100	Toppan Printing Co Ltd	20,345
300	Toyo Suisan Kaisha Ltd	12,631
10,315	Transurban Group	105,646
2,621	Treasury Wine Estates Ltd	31,775
2,966	UCB SA	239,056
1,600	Unicharm Corp	54,225
5,481	Unilever NV	323,964
4,161	Unilever PLC	249,130
182	Vifor Pharma AG	28,661
2,000	Vitasoy International Holdings Ltd	8,133
259,000	WH Group Ltd(b)	273,386
8,400	Wilmar International Ltd	23,096
460	Wirecard AG	58,197
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
10,112	Wm Morrison Supermarkets PLC	$ 26,116
4,724	Woolworths Group Ltd	121,814
500	Yakult Honsha Co Ltd	28,655
300	Yamazaki Baking Co Ltd	5,115
		23,728,141
Diversified — 0.31%
26,300	CK Hutchison Holdings Ltd	242,830
800	Jardine Matheson Holdings Ltd	45,200
2,000	Swire Pacific Ltd Class A	19,065
366	Washington H Soul Pattinson & Co Ltd	5,471
		312,566
Energy — 5.32%
444	Aker BP ASA	12,315
4,398	APA Group	35,326
105,700	Beach Energy Ltd	166,264
138,130	BP PLC	875,846
956	Caltex Australia Ltd	17,972
368	DCC PLC	34,501
9,619	Eni SpA	145,930
3,716	Equinor ASA	68,990
1,833	Galp Energia SGPS SA	29,318
705	Idemitsu Kosan Co Ltd	20,724
4,100	Inpex Corp	37,902
3,239	John Wood Group PLC	14,217
11,300	JXTG Holdings Inc	52,819
71	Koninklijke Vopak NV	3,900
2,400	Landis+Gyr Group AG	222,848
760	Lundin Petroleum AB	25,170
1,459	Neste OYJ	52,717
4,822	Oil Search Ltd	23,798
5,444	OMV AG	318,265
24,300	Petrofac Ltd	121,247
35,571	Repsol SA	586,200
16,331	Royal Dutch Shell PLC Class A	473,300
24,454	Royal Dutch Shell PLC Class B	704,113
6,602	Santos Ltd	36,928
764	Siemens Gamesa Renewable Energy SA	10,518
20,334	Total SA	1,075,023
701	Vestas Wind Systems A/S	57,109
3,521	Woodside Petroleum Ltd	78,038
1,195	Worley Ltd	11,217
41,000	Z Energy Ltd	140,792
		5,453,307
Financial — 21.28%
25,281	3i Group PLC	369,265
4,600	Aareal Bank AG	154,430
11,268	ABN AMRO Bank NV(b)	210,036
400	Acom Co Ltd	1,607
772	Admiral Group PLC	20,195
35,009	Aegon NV	151,881

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
300	AEON Financial Service Co Ltd	$ 4,572
300	Aeon Mall Co Ltd	4,800
497	AerCap Holdings NV(a)	28,766
660	Ageas	38,063
45,600	AIA Group Ltd	454,095
3,329	AIB Group PLC	10,663
3,190	Allianz SE	779,070
14,442	AMP Ltd	18,248
201	Amundi SA(b)	14,365
300	Aozora Bank Ltd	7,698
3,590	Aroundtown SA	30,345
9,100	Ascendas REIT	21,194
5,900	ASR Nederland NV	216,286
3,996	Assicurazioni Generali SpA	81,029
726	ASX Ltd	41,209
16,143	Australia & New Zealand Banking Group Ltd	296,662
37,694	Aviva PLC	203,124
20,777	AXA SA	549,993
18	Azrieli Group Ltd	1,387
187	Baloise Holding AG	34,586
25,136	Banco Bilbao Vizcaya Argentaria SA	132,387
20,374	Banco de Sabadell SA	22,396
63,666	Banco Santander SA(a)	255,638
4,037	Bank Hapoalim BM	32,311
5,971	Bank Leumi Le-Israel BM	43,494
2,823	Bank of East Asia Ltd	6,800
24,253	Bank of Ireland Group PLC	116,900
200	Bank of Kyoto Ltd	7,916
727	Bank of Queensland Ltd	4,537
3,944	Bankia SA	7,524
2,478	Bankinter SA	17,162
65,090	Barclays PLC	141,169
1,686	Bendigo & Adelaide Bank Ltd	12,374
10,230	BNP Paribas SA	534,615
14,000	BOC Hong Kong Holdings Ltd	48,099
3,506	British Land Co PLC REIT	28,180
14,453	CaixaBank SA	41,445
10,100	CapitaLand Commercial Trust REIT	15,210
10,100	CapitaLand Ltd	26,697
8,900	CapitaLand Mall Trust REIT(a)	16,606
2,256	Challenger Ltd	12,374
2,300	Chiba Bank Ltd(a)	12,501
10,000	CK Asset Holdings Ltd	69,577
7,676	CNP Assurances	152,363
4,312	Commerzbank AG	25,802
6,652	Commonwealth Bank of Australia	360,673
3,900	Concordia Financial Group Ltd	15,904
197	Covivio REIT	22,310
4,422	Credit Agricole SA	57,700
15,500	Credit Saison Co Ltd	224,452
29,284	Credit Suisse Group AG	362,474
13,800	Dai-ichi Life Holdings Inc	224,932
300	Daito Trust Construction Co Ltd	39,756
Shares		Fair Value
Financial — (continued)
6	Daiwa House Investment Corp REIT(a)	$ 17,471
5,800	Daiwa Securities Group Inc	26,070
2,432	Danske Bank A/S	34,755
7,100	DBS Group Holdings Ltd	135,332
7,847	Deutsche Bank AG	56,904
2,835	Deutsche Boerse AG	439,027
1,290	Deutsche Wohnen SE	48,636
3,929	Dexus REIT	32,400
5,058	Direct Line Insurance Group PLC	17,827
19,672	DNB ASA	358,174
1,147	Erste Group Bank AG	40,567
165	Eurazeo SE	11,513
411	EXOR NV	31,509
40,257	FinecoBank Banca Fineco SpA	453,831
7,000	Fukuoka Financial Group Inc(a)	134,941
176	Gecina SA REIT	30,214
766	Gjensidige Forsikring ASA	14,320
6,147	Goodman Group REIT	61,035
7,995	GPT Group REIT	32,817
353	Groupe Bruxelles Lambert SA	35,461
43,000	Gunma Bank Ltd	144,701
8,000	Hang Lung Properties Ltd	17,586
2,900	Hang Seng Bank Ltd	60,509
223	Hannover Rueck SE	39,516
1,018	Hargreaves Lansdown PLC	23,370
5,600	Henderson Land Development Co Ltd	27,970
4,500	Hong Kong Exchanges & Clearing Ltd	140,193
5,100	Hongkong Land Holdings Ltd	28,016
76,150	HSBC Holdings PLC	575,225
900	Hulic Co Ltd(a)	9,771
2,000	Hysan Development Co Ltd	7,882
96	ICADE REIT	9,401
663	Industrivarden AB Class C	14,365
14,786	ING Groep NV	167,429
8,504	Insurance Australia Group Ltd(a)	46,594
55,685	Intesa Sanpaolo SpA	139,537
2,800	Investec PLC	15,871
1,743	Investor AB Class B	89,424
5,230	Israel Discount Bank Ltd Class A	23,900
2,200	Japan Exchange Group Inc	36,319
1,000	Japan Post Bank Co Ltd	9,948
5,900	Japan Post Holdings Co Ltd	54,157
4	Japan Prime Realty Investment Corp REIT	19,224
5	Japan Real Estate Investment Corp REIT	34,129
9	Japan Retail Fund Investment Corp REIT	21,002
855	Julius Baer Group Ltd	37,863
5,974	KBC Group NV	420,058
47,500	Kerry Properties Ltd	153,599
906	Kinnevik AB Class B(a)	24,795
773	Klepierre SA REIT	28,814

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
219	L E Lundbergforetagen AB Class B(a)	$ 8,254
2,740	Land Securities Group PLC REIT	33,368
60,824	Legal & General Group PLC	207,839
8,000	Link REIT	87,131
493,994	Lloyds Banking Group PLC	363,323
1,192	London Stock Exchange Group PLC	107,391
10,120	M&G PLC(a)	28,001
1,215	Macquarie Group Ltd	112,190
541	Magellan Financial Group Ltd	17,944
4,287	Mapfre SA	11,965
2,400	Mebuki Financial Group Inc	6,097
11,663	Medibank Private Ltd	27,183
18,086	Mediobanca Banca di Credito Finanziario SpA	215,067
18,681	Melrose Industries PLC	51,604
80,855	Mirvac Group REIT	179,165
4,500	Mitsubishi Estate Co Ltd	87,369
113,900	Mitsubishi UFJ Financial Group Inc	590,490
25,200	Mitsubishi UFJ Lease & Finance Co Ltd(a)	154,702
3,400	Mitsui Fudosan Co Ltd	86,982
543	Mizrahi Tefahot Bank Ltd	13,472
169,600	Mizuho Financial Group Inc	263,300
1,900	MS&AD Insurance Group Holdings Inc	61,353
540	Muenchener Rueckversicherungs-Gesellschaft AG	150,033
10,567	National Australia Bank Ltd	207,422
58,247	Natixis SA	267,606
26,000	New World Development Co Ltd	37,191
5	Nippon Building Fund Inc REIT(a)	37,933
9	Nippon Prologis REIT Inc	25,140
1,123	NN Group NV	42,850
12,300	Nomura Holdings Inc	55,903
400	Nomura Real Estate Holdings Inc	9,480
16	Nomura Real Estate Master Fund Inc REIT	30,585
12,237	Nordea Bank Abp	89,567
33,200	ORIX Corp	521,735
12,120	Oversea-Chinese Banking Corp Ltd	97,435
111	Pargesa Holding SA	8,774
76	Partners Group Holding AG	59,391
9,643	Prudential PLC	168,371
5,153	QBE Insurance Group Ltd	44,833
553	Raiffeisen Bank International AG	13,626
138	REA Group Ltd	10,357
99,500	Resona Holdings Inc	432,682
5,100	Rothschild & Co	143,433
18,046	Royal Bank of Scotland Group PLC	49,860
Shares		Fair Value
Financial — (continued)
3,701	RSA Insurance Group PLC	$ 25,029
1,673	Sampo OYJ Class A	68,559
800	SBI Holdings Inc	17,399
20,059	Scentre Group REIT	52,999
508	Schroders PLC	20,359
567	SCOR SE	23,916
3,913	Segro PLC REIT	42,795
1,700	Seven Bank Ltd(a)	4,929
600	Shinsei Bank Ltd	9,354
1,000	Shizuoka Bank Ltd(a)	7,599
3,400	Singapore Exchange Ltd	22,323
12,000	Sino Land Co Ltd	17,938
5,605	Skandinaviska Enskilda Banken AB	53,759
6,726	Societe Generale SA	191,280
4,500	Sompo Holdings Inc	176,877
700	Sony Financial Holdings Inc	15,059
1,959	St James's Place PLC	26,410
10,492	Standard Chartered PLC	95,177
8,639	Standard Life Aberdeen PLC	33,955
57,717	Stockland REIT(a)	194,851
16,400	Sumitomo Mitsui Financial Group Inc	582,252
1,300	Sumitomo Mitsui Trust Holdings Inc	47,379
1,300	Sumitomo Realty & Development Co Ltd	47,188
6,000	Sun Hung Kai Properties Ltd	90,920
5,015	Suncorp Group Ltd	46,562
3,900	Suntec REIT	5,328
5,853	Svenska Handelsbanken AB Class A	58,740
3,334	Swedbank AB Class A	46,720
5,200	Swire Properties Ltd	16,354
630	Swiss Life Holding AG	315,515
304	Swiss Prime Site AG	31,334
3,536	Swiss Re AG	370,887
3,800	Sydbank A/S	74,539
2,400	T&D Holdings Inc	26,731
2,400	Tokio Marine Holdings Inc	129,757
200	Tokyo Century Corp(a)	9,235
1,500	Tokyu Fudosan Holdings Corp	9,949
473	Tryg A/S	13,221
30,167	UBS Group AG	357,032
519	Unibail-Rodamco-Westfield REIT	80,256
7,609	UniCredit SpA	96,536
62,600	UnipolSai Assicurazioni SpA	174,714
22,900	United Overseas Bank Ltd	450,842
9	United Urban Investment Corp REIT	18,157
1,500	UOL Group Ltd(a)	8,589
11,878	Vicinity Centres REIT	21,864
1,958	Vonovia SE	104,273
98	Wendel SA	13,896
12,950	Westpac Banking Corp	251,431
5,000	Wharf Holdings Ltd	11,346
5,000	Wharf Real Estate Investment Co Ltd	29,409

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
3,000	Wheelock & Co Ltd	$ 18,554
1,669	Zurich Insurance Group AG	653,748
		21,802,041
Industrial — 12.04%
7,032	ABB Ltd	147,672
977	ACS Actividades de Construccion y Servicios SA	39,645
257	Aena SME SA(b)	47,175
113	Aeroports de Paris(a)	21,491
6,700	AGC Inc	235,573
2,202	Airbus SE	315,895
1,101	Alfa Laval AB	25,483
700	Alps Alpine Co Ltd	15,007
788	Alstom SA	34,091
1,600	Amada Holdings Co Ltd	18,221
224	ANDRITZ AG	10,072
9	AP Moller - Maersk A/S Class A	10,811
25	AP Moller - Maersk A/S Class B	31,890
3,788	Assa Abloy AB Class B	89,959
2,457	Atlas Copco AB Class A	86,724
1,478	Atlas Copco AB Class B	45,860
4,055	Auckland International Airport Ltd	24,167
6,721	Aurizon Holdings Ltd	27,343
64,547	BAE Systems PLC	481,982
7,100	Bekaert SA	198,145
5,340	Boral Ltd	18,540
910	Bouygues SA	38,600
10,100	Brother Industries Ltd	189,820
12,000	CAE Inc	300,934
600	Casio Computer Co Ltd	9,740
824	Cellnex Telecom SA(b)	35,555
500	Central Japan Railway Co	102,567
298,000	China Resources Cement Holdings Ltd	326,337
7,787	Cie de Saint-Gobain	317,149
300	CIMIC Group Ltd	6,837
2,500	CK Infrastructure Holdings Ltd	17,992
3,866	CNH Industrial NV	42,092
7,200	ComfortDelGro Corp Ltd	12,158
2,981	CRH PLC	108,538
400	Daifuku Co Ltd	21,225
1,000	Daikin Industries Ltd	139,960
10	Dassault Aviation SA	13,891
3,829	Deutsche Post AG	135,643
2,700	Dfds A/S	106,354
100	Disco Corp	21,824
4,344	Dsv Panalpina A/S	422,190
3,400	Duerr AG	100,312
1,100	East Japan Railway Co	99,859
296	Eiffage SA	31,792
100	Elbit Systems Ltd	16,396
2,742	Epiroc AB Class A	30,895
1,217	Epiroc AB Class B	13,255
700	FANUC Corp	138,074
Shares		Fair Value
Industrial — (continued)
1,938	Ferrovial SA(a)	$ 57,177
3,465	Fletcher Building Ltd	10,181
136	Fraport AG Frankfurt Airport Services Worldwide	11,367
600	Fuji Electric Co Ltd	19,069
608	GEA Group AG(a)	18,587
141	Geberit AG	71,641
1,822	Getlink SE	30,520
1,524	Halma PLC	36,971
1,000	Hankyu Hanshin Holdings Inc(a)	40,017
566	HeidelbergCement AG	41,962
973	Hexagon AB Class B	49,816
100	Hirose Electric Co Ltd	12,597
100	Hitachi Construction Machinery Co Ltd	2,581
100	Hitachi High-Technologies Corp	6,222
12,100	Hitachi Ltd	451,602
94	HOCHTIEF AG	11,745
1,400	Hoya Corp	123,728
1,617	Husqvarna AB Class B	12,388
500	IHI Corp	12,322
103	Imerys SA	3,979
1,825	James Hardie Industries PLC	31,343
200	Japan Airport Terminal Co Ltd	9,879
9,700	Japan Aviation Electronics Industry Ltd	180,699
500	JGC Holdings Corp	7,232
1,700	Kajima Corp	23,362
300	Kamigumi Co Ltd	6,783
500	Kawasaki Heavy Industries Ltd	11,999
400	Keihan Holdings Co Ltd	18,887
800	Keikyu Corp	15,924
300	Keio Corp	18,559
600	Keisei Electric Railway Co Ltd	24,531
5,400	Keppel Corp Ltd	27,191
300	Keyence Corp	189,689
574	Kingspan Group PLC	29,743
600	Kintetsu Group Holdings Co Ltd	32,704
197	KION Group AG	13,108
22,900	Kitz Corp	156,062
183	Knorr-Bremse AG	18,469
3,600	Komatsu Ltd	84,294
1,260	Kone OYJ Class B	80,232
4,000	Kubota Corp	63,533
233	Kuehne + Nagel International AG	37,643
300	Kurita Water Industries Ltd	8,636
1,200	Kyocera Corp	78,728
700	Kyushu Railway Co	23,126
1,848	LafargeHolcim Ltd	95,391
205,000	Lee & Man Paper Manufacturing Ltd	113,993
1,002	Legrand SA	78,280
10,702	LendLease Group	138,331
1,753	Leonardo SpA	20,366
1,100	LIXIL Group Corp	20,458

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
800	Makita Corp	$ 26,905
200	Maruichi Steel Tube Ltd(a)	5,462
3,146	Meggitt PLC	25,447
352	Metso OYJ	13,326
1,500	MinebeaMitsumi Inc	28,487
1,000	MISUMI Group Inc	25,139
14,500	Mitsubishi Electric Corp	207,168
1,300	Mitsubishi Heavy Industries Ltd	52,610
600	Mitsui OSK Lines Ltd	16,343
5,629	MTR Corp Ltd	32,275
1,502	MTU Aero Engines AG	401,681
2,200	Murata Manufacturing Co Ltd	119,786
400	Nabtesco Corp	12,734
700	Nagoya Railroad Co Ltd(a)	22,251
900	Nidec Corp	132,503
17,200	Nikon Corp	219,305
5,900	Nippon Electric Glass Co Ltd	132,907
300	Nippon Express Co Ltd	17,117
400	Nippon Yusen KK	7,186
1,400	NSK Ltd	13,018
73,000	NWS Holdings Ltd	108,644
2,500	Obayashi Corp	25,728
1,300	Odakyu Electric Railway Co Ltd	31,645
800	Omron Corp	46,801
1,550	Orica Ltd	24,496
1,909	Poste Italiane SpA(b)	23,187
989	Prysmian SpA	22,878
100	Rinnai Corp	7,350
6,286	Rolls-Royce Holdings PLC	57,826
61,300	Royal Mail PLC	167,666
1,236	Safran SA	195,770
4,433	Sandvik AB	78,319
1,900	SATS Ltd	7,046
224	Schindler Holding AG	54,208
2,088	Schneider Electric SE	194,060
900	Seibu Holdings Inc	15,885
400	SG Holdings Co Ltd	9,906
2,300	Shimizu Corp Class A	21,441
2,890	Siemens AG	333,506
9,800	Signify NV(b)	287,141
501	Sika AG	86,125
5,100	Singapore Technologies Engineering Ltd	14,940
1,378	Skanska AB Class B	29,361
15,967	SKF AB Class B	289,101
200	SMC Corp	86,408
1,487	Smiths Group PLC	31,074
297	Spirax-Sarco Engineering PLC	30,460
400	Sumitomo Heavy Industries Ltd	12,425
4,335	Sydney Airport	26,255
600	Taiheiyo Cement Corp	16,973
800	Taisei Corp	31,547
500	TDK Corp	49,337
5,000	Techtronic Industries Co Ltd	39,075
1,713	Tenaris SA	17,378
382	Thales SA	37,344
200	THK Co Ltd	5,751
Shares		Fair Value
Industrial — (continued)
700	Tobu Railway Co Ltd	$ 23,359
1,900	Tokyu Corp	35,936
2,000	Toshiba Corp	68,392
500	TOTO Ltd	20,413
400	Toyo Seikan Group Holdings Ltd	6,321
3,600	Tsubakimoto Chain Co(a)	122,997
800	Venture Corp Ltd	9,280
20,100	Vesuvius PLC	103,938
1,926	Vinci SA	216,090
1,936	Wartsila OYJ Abp	20,453
941	Weir Group PLC	16,430
600	West Japan Railway Co	52,134
106,000	Xinyi Glass Holdings Ltd	119,180
1,000	Yamato Holdings Co Ltd	16,773
6,900	Yangzijiang Shipbuilding Holdings Ltd	4,831
1,000	Yaskawa Electric Corp	38,038
800	Yokogawa Electric Corp	14,658
		12,327,312
Technology — 4.51%
700	Advantest Corp	31,856
1,300	ASM Pacific Technology Ltd	18,152
1,624	ASML Holding NV	425,674
323	Atos SE	25,067
9,255	AVEVA Group PLC	501,241
3,800	Canon Inc	104,271
593	Capgemini SE	66,849
448	Check Point Software Technologies Ltd(a)	50,360
2,141	Computershare Ltd	23,370
161	CyberArk Software Ltd(a)	16,354
487	Dassault Systemes SE	73,964
1,400	FUJIFILM Holdings Corp	61,463
700	Fujitsu Ltd	62,040
600	Hamamatsu Photonics KK	23,298
24,797	Infineon Technologies AG	480,287
217	Ingenico Group SA	23,204
4,700	InterXion Holding NV(a)	414,634
200	Itochu Techno-Solutions Corp	5,386
400	Konami Holdings Corp	17,559
24,800	Konica Minolta Inc	182,027
1,541	Micro Focus International PLC	21,147
1,000	NEC Corp	39,631
1,700	Nexon Co Ltd(a)	19,700
1,200	Nomura Research Institute Ltd	25,477
2,700	NTT Data Corp	35,453
1,076	NXP Semiconductors NV	122,320
200	Obic Co Ltd	25,041
100	Oracle Corp Japan	8,790
400	Otsuka Corp(a)	16,127
129,000	PAX Global Technology Ltd	56,368
2,000	Renesas Electronics Corp(a)	13,539
2,400	Ricoh Co Ltd	21,373
400	Rohm Co Ltd	31,692
41,158	Sage Group PLC	383,491
6,516	SAP SE	863,379

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
1,100	Seiko Epson Corp	$ 15,555
2,692	STMicroelectronics NV	61,098
600	SUMCO Corp	9,967
225	Teleperformance	51,049
208	Temenos AG	29,759
600	Tokyo Electron Ltd	121,559
358	Ubisoft Entertainment SA(a)	21,158
297	Worldline SA(a)(b)	18,072
		4,618,801
Utilities — 3.07%
94,100	A2A SpA	188,904
13,867	AGL Energy Ltd	189,293
4,674	AusNet Services	5,970
24,943	Centrica PLC	23,467
2,600	Chubu Electric Power Co Inc	39,006
1,300	Chugoku Electric Power Co Inc	17,318
6,000	CLP Holdings Ltd	62,312
8,053	E.ON SE	81,210
9,461	EDP - Energias de Portugal SA	38,972
500	Electric Power Development Co Ltd	12,140
2,530	Electricite de France SA	26,137
838	Enagas SA	20,736
1,166	Endesa SA	31,756
112,079	Enel SpA(a)	868,653
16,434	Engie SA(a)	275,184
1,653	Fortum OYJ(a)	40,395
7,500	HK Electric Investments & HK Electric Investments Ltd(b)	7,485
38,500	Hong Kong & China Gas Co Ltd	74,725
22,512	Iberdrola SA(a)	231,401
2,700	Kansai Electric Power Co Inc	31,499
1,600	Kyushu Electric Power Co Inc	15,990
5,651	Meridian Energy Ltd	16,657
12,694	National Grid PLC	148,406
1,140	Naturgy Energy Group SA	31,059
6,629	Origin Energy Ltd	35,939
684	Orsted A/S(b)	60,036
1,400	Osaka Gas Co Ltd	27,376
5,000	Power Assets Holdings Ltd	35,681
1,628	Red Electrica Corp SA	32,719
1,992	RWE AG	60,705
2,800	Sembcorp Industries Ltd	4,701
926	Severn Trent PLC	27,037
8,259	Snam SpA	42,401
4,001	SSE PLC	66,535
1,431	Suez (a)	22,320
5,099	Terna Rete Elettrica Nazionale SpA	33,701
300	Toho Gas Co Ltd	11,685
Shares		Fair Value
Utilities — (continued)
2,000	Tohoku Electric Power Co Inc	$ 20,556
6,300	Tokyo Electric Power Co Holdings Inc(a)	29,176
1,600	Tokyo Gas Co Ltd	39,058
819	Uniper SE	25,525
2,586	United Utilities Group PLC	29,193
1,991	Veolia Environnement SA	52,411
241	Verbund AG	13,056
		3,148,486
TOTAL COMMON STOCK — 96.67% (Cost $93,071,004)		$ 99,030,435
PREFERRED STOCK
Basic Materials — 0.01%
138	FUCHS PETROLUB SE	5,879
Consumer, Cyclical — 0.79%
204	Bayerische Motoren Werke AG	12,557
574	Porsche Automobil Holding SE	42,264
15,200	Schaeffler AG	128,224
3,296	Volkswagen AG	626,587
		809,632
Consumer, Non-Cyclical — 0.06%
635	Henkel AG & Co KGaA	65,959
Industrial — 0.03%
130	Sartorius AG	25,262
TOTAL PREFERRED STOCK — 0.89% (Cost $872,077)		$ 906,732
RIGHTS
Industrial — 0.00%(c)
824	Cellnex Telecom SA(a)	2,694
289,156	Rolls-Royce Holdings PLC(a)(d)	375
TOTAL RIGHTS — 0.00%(c) (Cost $2,221)		$ 3,069
TOTAL INVESTMENTS — 97.56% (Cost $93,945,302)		$ 99,940,236
OTHER ASSETS & LIABILITIES, NET — 2.44%		$ 2,496,695
TOTAL NET ASSETS — 100.00%		$102,436,931

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Represents less than 0.005% of net assets.
(d)	Security is fair valued using significant unobservable inputs.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At October 31, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
MSCI Emerging Markets Index Long Futures	22	USD	2,152,920	December 2019	$30,013
At October 31, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	6,005	EUR	5,411	November 01, 2019	$(30)
MEL	USD	2,128	EUR	1,911	December 04, 2019	(8)
MEL	USD	6,150	GBP	5,014	November 14, 2019	(348)
MEL	USD	732	JPY	78,540	November 15, 2019	4
MEL	USD	2,091	JPY	224,400	November 19, 2019	11
MEL	USD	1,033	JPY	110,882	November 20, 2019	5
MEL	USD	3,573	JPY	383,350	November 22, 2019	18
MEL	USD	1,451	JPY	155,635	November 26, 2019	7
MEL	USD	12,229	JPY	1,311,805	November 27, 2019	64
MEL	USD	19,069	JPY	2,045,227	November 29, 2019	100
MEL	USD	33,917	JPY	3,636,808	December 03, 2019	174
MEL	USD	19,711	JPY	2,113,434	December 04, 2019	101
MEL	USD	15,735	JPY	1,686,994	December 05, 2019	80
MEL	USD	9,676	JPY	1,037,296	December 06, 2019	49
MEL	USD	3,371	JPY	361,335	December 10, 2019	17
MEL	USD	2,034	JPY	218,025	December 11, 2019	10
MEL	USD	223	JPY	23,936	December 12, 2019	1
MEL	USD	576	JPY	61,667	December 13, 2019	3
MEL	USD	186	JPY	19,975	December 17, 2019	1
MEL	USD	111	JPY	11,900	December 20, 2019	—
					Net Appreciation	$259
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Summary of Investments by Country as of October 31, 2019.
Country	Fair Value	Percentage of Fund Investments
Japan	$23,187,228	23.20%
United Kingdom	17,776,908	17.79
France	10,045,166	10.05
Germany	9,080,745	9.09
Switzerland	7,921,138	7.93
Australia	6,343,396	6.35
Netherlands	5,454,396	5.46
Hong Kong	3,576,221	3.58
Italy	2,733,959	2.73
Sweden	2,217,705	2.22
Spain	2,202,971	2.20
Denmark	2,100,802	2.10
Belgium	1,614,157	1.61
Singapore	1,031,950	1.03
Norway	818,351	0.82
Finland	599,598	0.60
Ireland	587,950	0.59
Canada	583,147	0.58
China	446,765	0.45
Austria	407,957	0.41
Argentina	312,912	0.31
Israel	306,582	0.31
New Zealand	273,358	0.27
Luxembourg	149,818	0.15
Portugal	84,909	0.08
United States	23,802	0.02
Chile	18,455	0.02
South Africa	15,871	0.02
Russia	9,503	0.01
United Arab Emirates	8,642	0.01
Mexico	5,874	0.01
Total	$99,940,236	100.00%
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 31, 2019 (Unaudited)
Great-West Core Strategies: International Equity Fund
ASSETS:
Investments in securities, fair value(a)	$99,940,236
Cash	2,658,492
Cash denominated in foreign currencies, fair value(b)	301,083
Cash pledged on futures contracts	198,940
Dividends receivable	535,151
Subscriptions receivable	11,097
Unrealized appreciation on forward foreign currency contracts	645
Total Assets	103,645,644
LIABILITIES:
Payable for director fees	7,082
Payable for distribution fees	21,109
Payable for investments purchased	3,516
Payable for other accrued fees	111,826
Payable for shareholder services fees	30,581
Payable to investment adviser	36,812
Redemptions payable	990,911
Unrealized depreciation on forward foreign currency contracts	386
Variation margin on futures contracts	6,490
Total Liabilities	1,208,713
NET ASSETS	$102,436,931
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,001,162
Paid-in capital in excess of par	93,525,276
Total distributable earnings	7,910,493
NET ASSETS	$102,436,931
NET ASSETS BY CLASS
Class L	$101,228,973
Institutional Class	$1,207,958
CAPITAL STOCK:
Authorized
Class L	86,000,000
Institutional Class	25,000,000
Issued and Outstanding
Class L	9,892,242
Institutional Class	119,374
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class L	$10.23
Institutional Class	$10.12
(a) Cost of investments	$93,945,302
(b) Cost of cash denominated in foreign currencies	$300,552
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 31, 2019 (Unaudited)
Great-West Core Strategies: International Equity Fund
INVESTMENT INCOME:
Dividends	$2,482,519
Foreign withholding tax	(216,695)
Total Income	2,265,824
EXPENSES:
Management fees	335,823
Shareholder services fees – Class L	202,637
Audit and tax fees	25,988
Custodian fees	49,077
Director's fees	12,666
Distribution fees – Class L	143,902
Legal fees	4,685
Pricing fees	17,529
Registration fees	48,508
Shareholder report fees	15,055
Transfer agent fees	3,309
Other fees	7
Total Expenses	859,186
Less amount waived by investment adviser	101,961
Net Expenses	757,225
NET INVESTMENT INCOME	1,508,599
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	1,291,078
Net realized gain on futures contracts	45,931
Net Realized Gain	1,337,009
Net change in unrealized depreciation on investments and foreign currency translations	(766,433)
Net change in unrealized appreciation on futures contracts	18,864
Net change in unrealized appreciation on forward foreign currency contracts	821
Net Change in Unrealized Depreciation	(746,748)
Net Realized and Unrealized Gain	590,261
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,098,860
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the periods ended October 31, 2019 and April 30, 2019
Great-West Core Strategies: International Equity Fund	2019 (Unaudited)	2019 (a)
OPERATIONS:
Net investment income	$1,508,599	$1,011,582
Net realized gain (loss)	1,337,009	(1,202,805)
Net change in unrealized appreciation (depreciation)	(746,748)	6,772,485
Net Increase in Net Assets Resulting from Operations	2,098,860	6,581,262
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Class L	-	(690,718)
Institutional Class	-	(78,537)
From Net Investment Income and Net Realized Gains	0	(769,255)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class L	7,749,019	145,495,880
Institutional Class	441,706	11,693,897
Shares issued in reinvestment of distributions
Class L	-	690,718
Institutional Class	-	78,537
Shares redeemed
Class L	(32,290,563)	(28,275,561)
Institutional Class	(11,036,053)	(21,516)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(35,135,891)	129,661,955
Total Increase (Decrease) in Net Assets	(33,037,031)	135,473,962
NET ASSETS:
Beginning of Period	135,473,962	0
End of Period	$102,436,931	$135,473,962
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class L	797,072	15,298,819
Institutional Class	45,706	1,176,011
Shares issued in reinvestment of distributions
Class L	-	69,555
Institutional Class	-	8,022
Shares redeemed
Class L	(3,296,824)	(2,976,380)
Institutional Class	(1,108,065)	(2,300)
Net Increase (Decrease)	(3,562,111)	13,573,727
(a) Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)
Class L
10/31/2019(Unaudited)	$ 9.99	0.11	0.13	0.24	-	-	-	$10.23	2.40% (c)
04/30/2019 (d)	$10.00	0.09	(0.04)	0.05	(0.06)	-	(0.06)	$ 9.99	0.46% (c)
Institutional Class
10/31/2019(Unaudited)	$ 9.85	0.15	0.12	0.27	-	-	-	$10.12	2.74% (c)
04/30/2019 (e)	$10.00	0.11	(0.19)	(0.08)	(0.07)	-	(0.07)	$ 9.85	(0.83%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class L
10/31/2019 (Unaudited)	$101,229	1.39% (g)	1.25% (g)	2.32% (g)	9% (c)
04/30/2019 (d)	$123,834	1.44% (g)	1.25% (g)	1.43% (g)	29% (c)
Institutional Class
10/31/2019 (Unaudited)	$ 1,208	0.99% (g)	0.65% (g)	3.04% (g)	9% (c)
04/30/2019 (e)	$ 11,640	2.07% (g)	0.65% (g)	1.39% (g)	29% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Class L inception date was September 10, 2018.
(e)	Institutional Class inception date was June 25, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Core Strategies: International Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Class L and Institutional Class; the Investor Class has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - October 31, 2019

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - October 31, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 4,664,471	$ 94,365,964	$ —	$ 99,030,435
Preferred Stock	—	906,732	—	906,732
Rights	2,694	—	375	3,069
Total investments, at fair value:	4,667,165	95,272,696	375	99,940,236
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	645	—	645
Futures Contracts(a)	30,013	—	—	30,013
Total Assets	$ 4,697,178	$ 95,273,341	$ 375	$ 99,970,894
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(386)	—	(386)
Total Liabilities	$ 0	$ (386)	$ 0	$ (386)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Semi-Annual Report - October 31, 2019

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 31, 2019 were as follows:
Federal tax cost of investments	$94,259,794
Gross unrealized appreciation on investments	10,933,540
Gross unrealized depreciation on investments	(5,222,826)
Net unrealized appreciation on investments	$5,710,714
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 14 futures contracts for the reporting period.

Semi-Annual Report - October 31, 2019

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $207,343 in forward contracts for the reporting period.
Valuation of derivative investments as of October 31, 2019 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$30,013 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 645	Unrealized depreciation on forward foreign currency contracts	$(386)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended October 31, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$45,931	Net change in unrealized appreciation on futures contracts	$18,864
Foreign exchange contracts (forwards)			Net change in unrealized appreciation on forward foreign currency contracts	$ 821
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.53% of the Fund’s average daily net assets up to $1 billion dollars, 0.48% of the Fund’s average daily net assets over $1 billion dollars and 0.43% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.65% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - October 31, 2019

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At October 31, 2019, the amounts available for recoupment were as follows:
Expires April 30, 2022	Expires October 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$251,618	$101,961	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A, Franklin Templeton Institutional, LLC, and LSV Asset Management (the Sub-Advisers). The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $780,000 for the period January 1 through October 31, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $10,552,827 and $43,862,837, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - October 31, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of the Great-West Core Strategies Funds (each, a “Fund,” collectively, the “Funds”), and (ii) with the exception of the Great-West Core Strategies: Short Duration (“Short Duration”), the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among the Company, GWCM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Great-West Core Strategies: U.S. Equity (“U.S. Equity”)	Irish Life Investment Managers Limited (“ILIM”)
J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Putnam Investment Management, LLC (“Putnam”)
Great-West Core Strategies: International Equity (“International Equity”)	ILIM
Great-West Core Strategies: Inflation-Protected Securities (“Inflation-Protected Securities”)	Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
Great-West Core Strategies: Flexible Bond (“Flexible Bond”)	Loomis Sayles
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation. In addition, GWCM is responsible for allocating the assets of each Fund (with the exception of Short Duration) among one or more sub-advisers. In this connection, each Fund other than Short Duration operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.

Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the assets of the applicable Fund(s) or its allocated portion thereof, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, 1 and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to each Fund by GWCM and the applicable Sub-Advisers, as applicable (each, an “adviser”). Among other things, the Board considered, as applicable, with respect to each applicable Fund, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management teams responsible for the day-to-day management of the Funds, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund(s), its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as each adviser’s practices, as applicable, regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration was also given to the fact that the Board meets with representatives of each Sub-Adviser every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by GWCM and each applicable Sub-Adviser.
Investment Performance
With respect to each Fund’s investment performance, the Board noted that each Fund commenced operations on June 25, 2018 (with respect to each Fund’s Institutional Class shares), and given the limited operating period Broadridge determined that there was no meaningful performance record to include in its report. In this connection, the Board considered that it had initially approved the Agreements at a meeting held on April 20, 2018 (the “April 2018 Meeting”). Although the Agreements

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

were subject to an initial two-year term with respect to each of the Funds, GWCM requested that the Board consider the continuation of the Agreements at the Meeting in order to align the timing of the Board’s assessment of the Agreements with the Board’s annual contract review process for the Advisory Agreement, with respect to other funds of the Company, and, as applicable, for other investment sub-advisory agreements with the Sub-Advisers. Given the circumstances, the Board noted its review at the April 2018 Meeting—with respect to GWCM for Flexible Bond and Short Duration and to each Sub-Adviser—of historical performance results of similar other funds of the Company managed by GWCM or the Sub-Adviser or a composite of accounts managed by the Sub-Adviser using the same investment strategy as it would use to manage the applicable Fund or its respective portion of such Fund. The Board also noted its consideration at the April 2018 Meeting that, in evaluating the Sub-Advisory Agreements, it was taking into account its accumulated experience with Goldman Sachs, ILIM, J.P. Morgan, Loomis Sayles and Putnam in serving as sub-adviser(s) to certain of the Company’s other funds. Similarly, the Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds. The Board thus took into account its determination at the April 2018 Meeting that it was satisfied with the investment performance of GWCM and each Sub-Adviser. In addition, the Board considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance. The Board determined that it was satisfied with the information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with each Fund, as applicable. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by each Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of each Fund through August 28, 2020.
With respect to each Fund other than Short Duration, which has no sub-adviser, the Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fee and total expense ratio of each Fund, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group.
The Board observed that the Contractual Management Fee for each of Flexible Bond, International Equity, Short Duration and U.S. Equity was lower than its peer group median contractual management fee, and the Contractual Management Fee for Inflation-Protected Securities was the same as its peer group median contractual management fee. The Board also observed that each Fund’s total annual operating expense ratio was lower than its median peer group expense ratio, ranking in the first quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of each Fund are reasonable in relation to the services delivered.
The Board also reviewed information regarding the fees charged by GWCM and the Sub-Advisers, as applicable, to similar other funds of the Company managed by GWCM and the Sub-Advisers, as applicable, and noted that such fees were consistent or competitive with those charged to the other funds and GWCM, as applicable, and that the Board had determined that the fees charged to such other funds and GWCM were reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to be realized by GWCM and certain of the Sub-Advisers. The Board reviewed the financial statements from GWCM and the Sub-Advisers and profitability information from GWCM and certain of the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered, with respect to the Sub-Advisers, that certain Sub-Advisers estimated profits for the Fund(s) or sleeve(s) they manage, that certain Sub-Advisers provided profitability information for other funds of the Company they manage and that others did not provide an estimate of profits, and it noted that, since the agreements with the latter are at arm’s length, such information was not relevant to its approval of such Sub-Advisory Agreements. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized or to have been realized by GWCM and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management and sub-advisory fees payable by each Fund and GWCM, respectively, as applicable, and whether those fees include breakpoints, as well as comparative fee information and the profitability and financial condition of GWCM. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale were appropriately reflected in the management fee paid by each Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Advisers from their relationships with the Funds as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers. The Board noted where services were provided to the Funds by affiliates of GWCM, ILIM and Putnam, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company. The Board took into account the fact that the Funds are offered as investment options in a brokerage platform sponsored by an affiliate of GWCM and that an affiliate of GWCM may provide asset allocation services to the investors of such Funds. The Board concluded that each Fund’s management and sub-advisory fees, as applicable, were reasonable, taking into account any ancillary benefits derived or to be derived by GWCM or the Sub-Advisers, as applicable.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreement(s) is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 20, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 20, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:December 20, 2019